Earnout Shares (Details)	3 Months Ended
Mar. 31, 2023 $ / shares shares
Triggering Event I
Earnout Shares
Derivative liability	8,207,392
Triggering Event II
Earnout Shares
Derivative liability	8,207,392
Triggering Event III
Earnout Shares
Derivative liability	5,471,594
Sponsor Support Agreement
Earnout Shares
Earnout period	5 years
Derivative liability	20,000,000
Sponsor Support Agreement | Triggering Event I
Earnout Shares
Threshold VWAP price for Earn-Out milestones | $ / shares	$ 12.50
Percentage of issuance of Earn Out Shares	37.50%
Sponsor Support Agreement | Triggering Event II
Earnout Shares
Threshold VWAP price for Earn-Out milestones | $ / shares	$ 15.00
Percentage of issuance of Earn Out Shares	37.50%
Sponsor Support Agreement | Triggering Event III
Earnout Shares
Threshold VWAP price for Earn-Out milestones | $ / shares	$ 17.50
Percentage of issuance of Earn Out Shares	25.00%
Sponsor Support Agreement | Class B common stock
Earnout Shares
Number of earnout shares surrendered	1,886,378